UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

May
Date of reporting period:
November 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Flexible Capital Income Fund
Class A / CFIAX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 52	0.99% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,280,736,251
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show
the
investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund
Class C / CFIGX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 91	1.73% (a)
(a)	Annualized .
Key Fund Statistics
Fund net assets	$ 1,280,736,251
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as
a
percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund
Institutional Class / CFIZX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 39	0.74% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,280,736,251
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as
a
percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio
composition
is subject to change.
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund
Institutional 2 Class / CFXRX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 37	0.71% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,280,736,251
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below
show
the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund,
including
its prospectus, financial information,
holdings
, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund
Institutional 3 Class / CFCYX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 35	0.67% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,280,736,251
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below
show
the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the
Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund
Class S / CFILX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of October 2, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 12 (a)	0.78% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,280,736,251
Total number of portfolio holdings	176
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.4%
U.S. Bancorp	1.1%
AbbVie, Inc.	1.1%
M&T Bank Corp.	1.0%
Merck & Co., Inc.	1.0%
Corning, Inc.	1.0%
Ares Capital Corp.	1.0%
Amgen, Inc.	1.0%
Hilcorp Energy I LP/Finance Co. 04/15/2030 6.000%	1.0%
Philip Morris International, Inc.	1.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including
its
prospectus, financial information, holdings, federal tax information and proxy voting information, visit the
Fund’s
website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Flexible Capital Income Fund
Semiannual Financial Statements and Additional Information
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Flexible Capital Income Fund | 2024

Portfolio of Investments
November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 40.2%
Issuer	Shares	Value ($)
Communication Services 2.2%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	515,000	11,927,400
Verizon Communications, Inc.	225,000	9,976,500
Total		21,903,900
Media 0.5%
Comcast Corp., Class A	155,000	6,694,450
Total Communication Services		28,598,350
Consumer Discretionary 2.7%
Broadline Retail 0.8%
Macy’s, Inc.	615,000	9,987,600
Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	37,500	6,610,125
Household Durables 0.4%
Newell Brands, Inc.	550,000	5,274,500
Specialty Retail 1.0%
Best Buy Co., Inc.	75,000	6,750,000
Home Depot, Inc. (The)	15,000	6,436,950
Total		13,186,950
Total Consumer Discretionary		35,059,175
Consumer Staples 3.1%
Consumer Staples Distribution & Retail 0.3%
Target Corp.	25,000	3,307,750
Food Products 1.2%
Kellanova	75,000	6,096,750
Kraft Heinz Co. (The)	300,000	9,591,000
Total		15,687,750
Personal Care Products 0.6%
Kenvue, Inc.	335,000	8,066,800
Tobacco 1.0%
Philip Morris International, Inc.	95,000	12,640,700
Total Consumer Staples		39,703,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.4%
Oil, Gas & Consumable Fuels 3.4%
Chevron Corp.	77,500	12,549,575
Diamondback Energy, Inc.	35,000	6,215,650
EOG Resources, Inc.	47,500	6,329,850
Exxon Mobil Corp.	157,500	18,578,700
Total		43,673,775
Total Energy		43,673,775
Financials 7.1%
Banks 2.8%
JPMorgan Chase & Co.	37,500	9,364,500
M&T Bank Corp.	60,000	13,199,400
U.S. Bancorp	250,000	13,322,500
Total		35,886,400
Capital Markets 2.7%
Ares Capital Corp.	575,000	12,736,250
Blackstone Secured Lending Fund	300,000	9,774,000
Morgan Stanley	95,000	12,502,950
Total		35,013,200
Financial Services 0.0%
Clovis Liquidation Trust(a),(b),(c)	11,789,772	530,540
Insurance 0.8%
MetLife, Inc.	110,000	9,705,300
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Starwood Property Trust, Inc.	475,000	9,675,750
Total Financials		90,811,190
Health Care 6.5%
Biotechnology 2.1%
AbbVie, Inc.	72,500	13,262,425
Amgen, Inc.	45,000	12,729,150
Total		25,991,575
Health Care Equipment & Supplies 0.9%
Medtronic PLC	137,500	11,899,250
Health Care Providers & Services 0.8%
CVS Health Corp.	175,000	10,473,750
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	210,000	12,436,200
Merck & Co., Inc.	127,500	12,959,100
Pfizer, Inc.	350,000	9,173,500
Total		34,568,800
Total Health Care		82,933,375
Industrials 3.1%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	12,500	6,617,625
RTX Corp.	52,500	6,396,075
Total		13,013,700
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	50,000	6,786,000
Ground Transportation 0.5%
Union Pacific Corp.	27,500	6,728,150
Machinery 1.1%
AGCO Corp.	65,000	6,578,651
Stanley Black & Decker, Inc.	75,000	6,708,750
Total		13,287,401
Total Industrials		39,815,251
Information Technology 5.0%
Communications Equipment 0.8%
Cisco Systems, Inc.	182,500	10,805,825
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	265,000	12,897,550
IT Services 0.5%
International Business Machines Corp.	30,000	6,822,300
Semiconductors & Semiconductor Equipment 1.9%
Broadcom, Inc.	37,500	6,078,000
QUALCOMM, Inc.	37,000	5,865,610
Texas Instruments, Inc.	60,000	12,061,800
Total		24,005,410
Technology Hardware, Storage & Peripherals 0.8%
HP, Inc.	275,000	9,743,250
Total Information Technology		64,274,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.7%
Chemicals 1.0%
LyondellBasell Industries NV, Class A	80,000	6,667,200
Nutrien Ltd.	135,000	6,299,100
Total		12,966,300
Containers & Packaging 0.7%
International Paper Co.	140,000	8,236,200
Total Materials		21,202,500
Real Estate 2.9%
Industrial REITs 0.5%
Prologis, Inc.	55,000	6,422,900
Office REITs 0.5%
BXP, Inc.	77,500	6,354,225
Residential REITs 0.5%
Invitation Homes, Inc.	185,000	6,336,250
Retail REITs 0.5%
Realty Income Corp.	110,000	6,367,900
Specialized REITs 0.9%
American Tower Corp.	28,500	5,956,500
VICI Properties, Inc.	190,000	6,195,900
Total		12,152,400
Total Real Estate		37,633,675
Utilities 2.5%
Electric Utilities 1.3%
Duke Energy Corp.	55,000	6,437,750
Entergy Corp.	42,500	6,637,225
FirstEnergy Corp.	77,500	3,297,625
Total		16,372,600
Gas Utilities 0.6%
UGI Corp.	265,000	8,048,050
Multi-Utilities 0.6%
DTE Energy Co.	55,000	6,917,900
Total Utilities		31,338,550
Total Common Stocks (Cost $409,204,867)		515,043,176
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)

Convertible Bonds 13.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
American Airlines Group, Inc.
07/01/2025	6.500%	5,000,000	5,396,200
Automotive 0.6%
Rivian Automotive, Inc.
03/15/2029	4.625%	7,400,000	7,284,375
Cable and Satellite 0.4%
EchoStar Corp.(d)
11/30/2030	3.875%	4,487,840	4,987,112
Consumer Products 0.5%
Beauty Health Co. (The)(e)
10/01/2026	1.250%	7,500,000	6,000,004
Diversified Manufacturing 1.0%
Bloom Energy Corp.
06/01/2028	3.000%	3,700,000	6,015,090
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	5,000,000	6,546,456
Total			12,561,546
Electric 2.5%
Duke Energy Corp.
04/15/2026	4.125%	6,000,000	6,372,514
FirstEnergy Corp.
05/01/2026	4.000%	6,000,000	6,156,043
PG&E Corp.(e)
12/01/2027	4.250%	8,500,000	9,556,453
WEC Energy Group, Inc.(e)
06/01/2029	4.375%	8,500,000	9,560,199
Total			31,645,209
Finance Companies 0.5%
Galaxy Digital Holdings LP(e)
12/01/2029	2.500%	6,000,000	6,409,351
Healthcare REIT 0.5%
Welltower OP LLC(e)
07/15/2029	3.125%	5,300,000	6,375,458
Leisure 0.5%
Carnival Corp.
12/01/2027	5.750%	3,000,000	6,147,057
Media and Entertainment 0.5%
fuboTV, Inc.
02/15/2026	3.250%	9,000,000	6,952,500
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 1.0%
MARA Holdings, Inc.(e),(f)
03/01/2030	0.000%	5,000,000	6,386,024
RWT Holdings, Inc.
10/01/2025	5.750%	6,500,000	6,434,986
Total			12,821,010
Other REIT 1.5%
PennyMac Corp.
03/15/2026	5.500%	12,000,000	11,725,557
Redwood Trust, Inc.
06/15/2027	7.750%	2,000,000	1,994,000
Starwood Property Trust, Inc.
07/15/2027	6.750%	5,500,000	5,871,676
Total			19,591,233
Pharmaceuticals 1.2%
BridgeBio Pharma, Inc.
02/01/2029	2.250%	11,000,000	9,465,500
Mirum Pharmaceuticals, Inc.
05/01/2029	4.000%	3,700,000	6,090,200
Total			15,555,700
Retailers 0.5%
Farfetch Ltd.(g)
05/01/2027	0.000%	8,300,000	83,000
Wayfair, Inc.
09/15/2027	3.250%	6,000,000	6,571,606
Total			6,654,606
Technology 2.3%
CSG Systems International, Inc.
09/15/2028	3.875%	6,152,000	6,342,047
MicroStrategy, Inc.(e),(f)
12/01/2029	0.000%	12,500,000	11,820,134
Progress Software Corp.(e)
03/01/2030	3.500%	5,000,000	6,105,547
Western Digital Corp.
11/15/2028	3.000%	3,500,000	5,392,470
Total			29,660,198
Total Convertible Bonds (Cost $168,816,523)			178,041,559
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)

Convertible Preferred Stocks 6.7%
Issuer		Shares	Value ($)
Financials 2.5%
Banks 1.0%
Bank of America Corp.(h)	7.250%	10,000	12,445,000
Capital Markets 0.7%
AMG Capital Trust II	5.150%	60,000	3,368,400
Ares Management Corp.	6.750%	115,000	6,367,550
Total			9,735,950
Financial Services 0.8%
Apollo Global Management, Inc.	6.750%	110,000	10,102,933
Total Financials			32,283,883
Health Care 0.3%
Health Care Providers & Services 0.3%
BrightSpring Health Services, Inc.	6.750%	55,000	3,837,728
Total Health Care			3,837,728
Industrials 1.3%
Aerospace & Defense 0.8%
Boeing Co. (The)	6.000%	175,000	9,485,000
Machinery 0.5%
Chart Industries, Inc., ADR	6.750%	92,500	6,638,458
Total Industrials			16,123,458
Information Technology 1.0%
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	7.625%	205,000	12,629,439
Total Information Technology			12,629,439
Materials 0.6%
Chemicals 0.6%
Albemarle Corp.	7.250%	165,000	8,010,750
Total Materials			8,010,750
Utilities 1.0%
Electric Utilities 1.0%
NextEra Energy, Inc.	6.926%	180,000	7,900,200
NextEra Energy, Inc.	7.299%	95,000	4,951,824
Total			12,852,024
Total Utilities			12,852,024
Total Convertible Preferred Stocks (Cost $75,358,295)			85,737,282

Corporate Bonds & Notes 37.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Boeing Co. (The)(e)
05/01/2054	6.858%	5,500,000	5,978,660
United Technologies Corp.
06/01/2042	4.500%	7,100,000	6,418,140
Total			12,396,800
Airlines 0.5%
American Airlines, Inc.(e)
02/15/2028	7.250%	6,000,000	6,144,263
Apartment REIT 0.5%
Invitation Homes Operating Partnership LP
02/01/2035	4.875%	6,800,000	6,616,314
Banking 1.0%
Citigroup, Inc.(i)
Subordinated
09/19/2039	5.411%	6,700,000	6,559,316
JPMorgan Chase & Co.(i)
04/22/2052	3.328%	8,500,000	6,213,981
Total			12,773,297
Building Materials 0.5%
Stanley Black & Decker, Inc.
11/15/2048	4.850%	7,200,000	6,512,166
Cable and Satellite 0.5%
EchoStar Corp.(d)
11/30/2030	6.750%	5,218,080	4,708,335
Telesat Canada/LLC(e)
10/15/2027	6.500%	7,114,000	2,198,029
Total			6,906,364
Chemicals 1.7%
INEOS Finance PLC(e)
04/15/2029	7.500%	6,000,000	6,210,535
Innophos Holdings, Inc.(e)
02/15/2028	9.375%	7,000,000	7,047,610
Olympus Water US Holding Corp.(e)
10/01/2029	6.250%	9,000,000	8,627,241
Total			21,885,386
Construction Machinery 0.4%
Vortex Opco LLC.(e)
04/30/2030	8.000%	7,837,500	2,940,615
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vortex Opco LLC.(e),(j)
3-month Term SOFR + 6.250% Floor 0.500% 04/30/2030	10.842%	1,800,000	1,787,473
Total			4,728,088
Consumer Products 1.5%
Mattel, Inc.(e)
04/01/2029	3.750%	2,400,000	2,269,903
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,792,547
11/01/2041	5.450%	1,100,000	1,025,038
Newell Brands, Inc.(i)
04/01/2036	6.875%	2,500,000	2,539,330
Newell Brands, Inc.
04/01/2046	7.000%	4,500,000	4,305,677
SWF Escrow Issuer Corp.(e)
10/01/2029	6.500%	10,500,000	6,724,827
Total			19,657,322
Electric 3.0%
Duke Energy Corp.(i)
09/01/2054	6.450%	6,100,000	6,208,899
Entergy Corp.(i)
12/01/2054	7.125%	9,000,000	9,240,992
FirstEnergy Corp.
03/01/2050	3.400%	9,000,000	6,430,248
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,500,000	9,418,684
Wisconsin Electric Power Co.
10/01/2054	5.050%	6,800,000	6,571,083
Total			37,869,906
Food and Beverage 1.6%
Triton Water Holdings, Inc.(e)
04/01/2029	6.250%	11,029,000	10,988,368
United Natural Foods, Inc.(e)
10/15/2028	6.750%	9,820,000	9,664,712
Total			20,653,080
Gaming 0.9%
Scientific Games Holdings LP/US FinCo, Inc.(e)
03/01/2030	6.625%	12,000,000	11,683,299
Health Care 2.1%
Acadia Healthcare Co., Inc.(e)
04/15/2029	5.000%	6,600,000	6,205,001
CVS Health Corp.
07/20/2045	5.125%	7,000,000	6,293,451
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quotient Ltd.(a),(c),(d),(e)
04/15/2030	12.000%	1,906,817	1,849,612
Star Parent, Inc.(e)
10/01/2030	9.000%	5,500,000	5,679,201
Tenet Healthcare Corp.
10/01/2028	6.125%	6,300,000	6,317,771
Total			26,345,036
Independent Energy 2.5%
Hilcorp Energy I LP/Finance Co.(e)
04/15/2030	6.000%	13,100,000	12,643,742
Occidental Petroleum Corp.
07/15/2044	4.500%	11,572,000	9,217,456
04/15/2046	4.400%	12,200,000	9,567,238
Total			31,428,436
Leisure 1.1%
Carnival Corp.(e)
05/01/2029	6.000%	6,200,000	6,218,932
NCL Corp., Ltd.(e)
02/15/2029	7.750%	7,800,000	8,302,276
Total			14,521,208
Life Insurance 0.5%
MetLife, Inc.
07/15/2052	5.000%	6,500,000	6,205,258
Media and Entertainment 2.9%
Clear Channel Outdoor Holdings, Inc.(e)
04/15/2028	7.750%	13,500,000	12,432,684
Deluxe Corp.(e)
06/01/2029	8.000%	6,500,000	6,277,763
Lions Gate Capital Holdings LLC(e)
04/15/2029	5.500%	16,000,000	12,185,039
Mav Acquisition Corp.(e)
08/01/2029	8.000%	6,000,000	6,063,336
Total			36,958,822
Oil Field Services 1.9%
Nabors Industries Ltd.(e)
01/15/2028	7.500%	6,400,000	6,211,483
Nabors Industries, Inc.(e)
08/15/2031	8.875%	6,200,000	5,995,680
Transocean Aquila Ltd.(e)
09/30/2028	8.000%	6,353,846	6,526,291
Transocean Titan Financing Ltd.(e)
02/01/2028	8.375%	5,689,000	5,865,937
Total			24,599,391
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions —%
WeWork Companies US LLC(a),(c),(e)
08/15/2027	0.000%	6,975,000	0
Other REIT 0.5%
Prologis LP
03/15/2054	5.250%	6,500,000	6,430,589
Packaging 1.1%
ARD Finance SA(d),(e)
06/30/2027	6.500%	8,754,310	1,815,550
Mauser Packaging Solutions Holding Co.(e)
04/15/2027	9.250%	11,500,000	11,765,073
Total			13,580,623
Pharmaceuticals 0.9%
1375209 BC Ltd.(e)
01/30/2028	9.000%	1,957,000	1,954,184
Bausch Health Companies, Inc.(e)
09/30/2028	11.000%	3,477,000	3,415,624
Organon & Co./Foreign Debt Co-Issuer BV(e)
05/15/2034	7.875%	4,700,000	4,853,683
Organon Finance 1 LLC(e)
04/30/2031	5.125%	1,167,000	1,067,105
Total			11,290,596
Property & Casualty 0.5%
Panther Escrow Issuer LLC(e)
06/01/2031	7.125%	6,000,000	6,142,449
Restaurants 0.9%
Fertitta Entertainment LLC/Finance Co., Inc.(e)
01/15/2030	6.750%	13,000,000	12,152,971
Retailers 1.8%
Academy Ltd.(e)
11/15/2027	6.000%	6,333,000	6,318,412
Hanesbrands, Inc.(e)
02/15/2031	9.000%	5,500,000	5,907,139
L Brands, Inc.(e)
10/01/2030	6.625%	6,000,000	6,141,756
Magic MergeCo, Inc.(e)
05/01/2029	7.875%	9,700,000	5,232,311
Total			23,599,618
Supermarkets 0.4%
Safeway, Inc.
02/01/2031	7.250%	5,500,000	5,673,086
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 6.2%
Broadcom, Inc.(e)
02/15/2041	3.500%	7,700,000	6,163,159
Cloud Software Group, Inc.(e)
09/30/2029	9.000%	6,000,000	6,056,475
Consensus Cloud Solutions, Inc.(e)
10/15/2026	6.000%	6,000,000	5,932,512
Hewlett Packard Enterprise Co.
10/15/2054	5.600%	6,500,000	6,438,800
International Business Machines Corp.
02/06/2053	5.100%	6,500,000	6,290,565
Minerva Merger Sub, Inc.(e)
02/15/2030	6.500%	12,500,000	11,985,274
Neptune Bidco US, Inc.(e)
04/15/2029	9.290%	12,155,000	11,272,908
NortonLifeLock, Inc.(e)
09/30/2027	6.750%	6,000,000	6,118,140
Picard Midco, Inc.(e)
03/31/2029	6.500%	6,500,000	6,402,605
Rocket Software, Inc.(e)
02/15/2029	6.500%	13,325,000	12,585,006
Total			79,245,444
Transportation Services 1.0%
Hertz Corp. (The)(e)
07/15/2029	12.625%	5,900,000	6,393,722
XPO, Inc.(e)
06/01/2028	6.250%	6,000,000	6,085,141
Total			12,478,863
Total Corporate Bonds & Notes (Cost $495,784,128)			478,478,675

Preferred Debt 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(i)
10/30/2040	11.221%	200,000	6,070,000
Total Preferred Debt (Cost $5,262,418)			6,070,000
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c) 10/13/2026	24,163	0
Quotient Ltd.(a),(b),(c) 07/06/2027	111,309	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(k),(l)	271,010	270,956
Total Money Market Funds (Cost $270,929)		270,956
Total Investments in Securities (Cost: $1,154,697,160)		1,263,641,648
Other Assets & Liabilities, Net		17,094,603
Net Assets		1,280,736,251
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $2,380,152, which represents 0.19% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $392,696,881, which represents 30.66% of total net assets.

(f)	Zero coupon bond.
(g)	Represents a security in default.
(h)	Perpetual security with no specified maturity date.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2024.

(j)	Variable rate security. The interest rate shown was the current rate as of November 30, 2024.
(k)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	2,326,943	159,048,840	(161,104,621)	(206)	270,956	561	240,875	271,010
Abbreviation Legend
ADR	American Depositary Receipt
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Fair value measurements   (continued)
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	28,598,350	—	—	28,598,350
Consumer Discretionary	35,059,175	—	—	35,059,175
Consumer Staples	39,703,000	—	—	39,703,000
Energy	43,673,775	—	—	43,673,775
Financials	90,280,650	—	530,540	90,811,190
Health Care	82,933,375	—	—	82,933,375
Industrials	39,815,251	—	—	39,815,251
Information Technology	64,274,335	—	—	64,274,335
Materials	21,202,500	—	—	21,202,500
Real Estate	37,633,675	—	—	37,633,675
Utilities	31,338,550	—	—	31,338,550
Total Common Stocks	514,512,636	—	530,540	515,043,176
Convertible Bonds	—	178,041,559	—	178,041,559
Convertible Preferred Stocks
Financials	—	32,283,883	—	32,283,883
Health Care	—	3,837,728	—	3,837,728
Industrials	—	16,123,458	—	16,123,458
Information Technology	—	12,629,439	—	12,629,439
Materials	—	8,010,750	—	8,010,750
Utilities	—	12,852,024	—	12,852,024
Total Convertible Preferred Stocks	—	85,737,282	—	85,737,282
Corporate Bonds & Notes	—	476,629,063	1,849,612	478,478,675
Preferred Debt	6,070,000	—	—	6,070,000
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Warrants
Health Care	—	—	—	—
Total Warrants	—	—	—	—
Money Market Funds	270,956	—	—	270,956
Total Investments in Securities	520,853,592	740,407,904	2,380,152	1,263,641,648
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Statement of Assets and Liabilities
November 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,154,426,231)	$1,263,370,692
Affiliated issuers (cost $270,929)	270,956
Cash	13
Receivable for:
Investments sold	9,934,257
Capital shares sold	107,454
Dividends	2,209,736
Interest	9,703,919
Prepaid expenses	8,526
Other assets	13,775
Total assets	1,285,619,328
Liabilities
Payable for:
Investments purchased	4,383,291
Capital shares redeemed	218,503
Management services fees	44,223
Distribution and/or service fees	14,152
Transfer agent fees	73,225
Compensation of chief compliance officer	106
Compensation of board members	2,077
Other expenses	46,333
Deferred compensation of board members	101,167
Total liabilities	4,883,077
Net assets applicable to outstanding capital stock	$1,280,736,251
Represented by
Paid in capital	1,230,705,577
Total distributable earnings (loss)	50,030,674
Total - representing net assets applicable to outstanding capital stock	$1,280,736,251
Class A
Net assets	$375,341,142
Shares outstanding	25,821,193
Net asset value per share	$14.54
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.43
Class C
Net assets	$165,564,703
Shares outstanding	11,479,967
Net asset value per share	$14.42
Institutional Class
Net assets	$673,835,700
Shares outstanding	46,373,225
Net asset value per share	$14.53
Institutional 2 Class
Net assets	$33,195,753
Shares outstanding	2,255,841
Net asset value per share	$14.72
Institutional 3 Class
Net assets	$23,424,597
Shares outstanding	1,620,744
Net asset value per share	$14.45
Class S
Net assets	$9,374,356
Shares outstanding	645,117
Net asset value per share	$14.53
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Statement of Operations
Six Months Ended November 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,035,567
Dividends — affiliated issuers	240,875
Interest	22,222,368
Foreign taxes withheld	(20,250)
Total income	35,478,560
Expenses:
Management services fees	3,889,473
Distribution and/or service fees
Class A	443,791
Class C	825,158
Transfer agent fees
Class A	140,413
Advisor Class	12,606
Class C	65,247
Institutional Class	244,046
Institutional 2 Class	8,844
Institutional 3 Class	787
Class S	1,154
Custodian fees	4,320
Printing and postage fees	32,867
Registration fees	53,560
Accounting services fees	15,903
Legal fees	12,739
Compensation of chief compliance officer	106
Compensation of board members	11,113
Deferred compensation of board members	11,711
Other	17,701
Total expenses	5,791,539
Expense reduction	(20)
Total net expenses	5,791,519
Net investment income	29,687,041
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,312,138
Investments — affiliated issuers	561
Net realized gain	20,312,699
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	84,576,558
Investments — affiliated issuers	(206)
Net change in unrealized appreciation (depreciation)	84,576,352
Net realized and unrealized gain	104,889,051
Net increase in net assets resulting from operations	$134,576,092
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Operations
Net investment income	$29,687,041	$64,800,157
Net realized gain (loss)	20,312,699	(16,757,245)
Net change in unrealized appreciation (depreciation)	84,576,352	120,068,237
Net increase in net assets resulting from operations	134,576,092	168,111,149
Distributions to shareholders
Net investment income and net realized gains
Class A	(8,771,029)	(19,075,369)
Advisor Class	(837,611)	(2,143,658)
Class C	(3,538,980)	(8,696,056)
Institutional Class	(16,119,136)	(36,684,769)
Institutional 2 Class	(818,889)	(2,009,287)
Institutional 3 Class	(596,199)	(1,282,152)
Class R	—	(41,077)
Total distributions to shareholders	(30,681,844)	(69,932,368)
Decrease in net assets from capital stock activity	(39,890,320)	(191,767,048)
Total increase (decrease) in net assets	64,003,928	(93,588,267)
Net assets at beginning of period	1,216,732,323	1,310,320,590
Net assets at end of period	$1,280,736,251	$1,216,732,323
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2024 (Unaudited)		May 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,634,790	22,621,280	2,857,337	36,814,302
Distributions reinvested	625,997	8,514,911	1,458,046	18,617,721
Shares redeemed	(2,485,364)	(34,183,222)	(6,581,783)	(84,383,787)
Net decrease	(224,577)	(3,047,031)	(2,266,400)	(28,951,764)
Advisor Class
Shares sold	428,606	5,969,838	580,355	7,561,589
Distributions reinvested	60,557	832,577	165,456	2,133,421
Shares redeemed	(2,986,390)	(43,053,119)	(1,500,308)	(19,486,946)
Net decrease	(2,497,227)	(36,250,704)	(754,497)	(9,791,936)
Class C
Shares sold	270,377	3,729,052	605,433	7,744,615
Distributions reinvested	261,717	3,535,027	683,684	8,673,211
Shares redeemed	(1,812,069)	(24,799,507)	(4,100,035)	(52,210,699)
Net decrease	(1,279,975)	(17,535,428)	(2,810,918)	(35,792,873)
Institutional Class
Shares sold	5,228,659	73,649,916	7,625,806	98,163,708
Distributions reinvested	1,177,184	15,997,919	2,858,203	36,449,219
Shares redeemed	(5,814,740)	(80,221,499)	(18,623,441)	(238,477,769)
Net increase (decrease)	591,103	9,426,336	(8,139,432)	(103,864,842)
Institutional 2 Class
Shares sold	65,137	914,104	419,983	5,442,904
Distributions reinvested	58,850	809,372	154,365	1,990,188
Shares redeemed	(206,197)	(2,860,689)	(1,359,747)	(17,653,495)
Net decrease	(82,210)	(1,137,213)	(785,399)	(10,220,403)
Institutional 3 Class
Shares sold	125,710	1,730,007	251,603	3,222,758
Distributions reinvested	44,067	595,747	100,936	1,281,063
Shares redeemed	(201,845)	(2,775,113)	(524,962)	(6,725,155)
Net decrease	(32,068)	(449,359)	(172,423)	(2,221,334)
Class R
Shares sold	—	—	5,298	68,300
Distributions reinvested	—	—	3,208	40,937
Shares redeemed	—	—	(80,284)	(1,033,133)
Net decrease	—	—	(71,778)	(923,896)
Class S
Shares sold	719,573	10,155,245	—	—
Shares redeemed	(74,456)	(1,052,166)	—	—
Net increase	645,117	9,103,079	—	—
Total net decrease	(2,879,837)	(39,890,320)	(15,000,847)	(191,767,048)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2024 (Unaudited)	$13.37	0.33	1.18	1.51	(0.34)	—	(0.34)
Year Ended 5/31/2024	$12.36	0.65	1.06	1.71	(0.70)	—	(0.70)
Year Ended 5/31/2023	$14.56	0.67	(1.85)	(1.18)	(0.67)	(0.35)	(1.02)
Year Ended 5/31/2022	$15.90	0.63	(0.71)	(0.08)	(0.63)	(0.63)	(1.26)
Year Ended 5/31/2021	$12.06	0.58	3.90	4.48	(0.64)	—	(0.64)
Year Ended 5/31/2020	$12.56	0.62	(0.53)	0.09	(0.59)	—	(0.59)
Class C
Six Months Ended 11/30/2024 (Unaudited)	$13.27	0.28	1.16	1.44	(0.29)	—	(0.29)
Year Ended 5/31/2024	$12.27	0.55	1.05	1.60	(0.60)	—	(0.60)
Year Ended 5/31/2023	$14.46	0.57	(1.84)	(1.27)	(0.57)	(0.35)	(0.92)
Year Ended 5/31/2022	$15.80	0.51	(0.71)	(0.20)	(0.51)	(0.63)	(1.14)
Year Ended 5/31/2021	$11.99	0.47	3.89	4.36	(0.55)	—	(0.55)
Year Ended 5/31/2020	$12.48	0.53	(0.53)	0.00 (d)	(0.49)	—	(0.49)
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$13.36	0.35	1.18	1.53	(0.36)	—	(0.36)
Year Ended 5/31/2024	$12.36	0.69	1.04	1.73	(0.73)	—	(0.73)
Year Ended 5/31/2023	$14.56	0.71	(1.86)	(1.15)	(0.70)	(0.35)	(1.05)
Year Ended 5/31/2022	$15.90	0.67	(0.71)	(0.04)	(0.67)	(0.63)	(1.30)
Year Ended 5/31/2021	$12.06	0.61	3.91	4.52	(0.68)	—	(0.68)
Year Ended 5/31/2020	$12.56	0.66	(0.54)	0.12	(0.62)	—	(0.62)
Institutional 2 Class
Six Months Ended 11/30/2024 (Unaudited)	$13.53	0.35	1.20	1.55	(0.36)	—	(0.36)
Year Ended 5/31/2024	$12.50	0.70	1.07	1.77	(0.74)	—	(0.74)
Year Ended 5/31/2023	$14.72	0.71	(1.87)	(1.16)	(0.71)	(0.35)	(1.06)
Year Ended 5/31/2022	$16.06	0.68	(0.72)	(0.04)	(0.67)	(0.63)	(1.30)
Year Ended 5/31/2021	$12.17	0.62	3.95	4.57	(0.68)	—	(0.68)
Year Ended 5/31/2020	$12.67	0.67	(0.55)	0.12	(0.62)	—	(0.62)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2024 (Unaudited)	$14.54	11.49%	0.99%	0.99% (c)	4.78%	21%	$375,341
Year Ended 5/31/2024	$13.37	14.22%	0.99%	0.99% (c)	5.09%	36%	$348,263
Year Ended 5/31/2023	$12.36	(8.30% )	0.99%	0.99% (c)	5.11%	44%	$349,966
Year Ended 5/31/2022	$14.56	(0.65% )	0.98%	0.98%	4.06%	38%	$371,502
Year Ended 5/31/2021	$15.90	38.27%	1.00%	1.00%	4.13%	58%	$327,938
Year Ended 5/31/2020	$12.06	0.80%	1.01%	1.01%	4.95%	59%	$218,974
Class C
Six Months Ended 11/30/2024 (Unaudited)	$14.42	11.00%	1.73%	1.73% (c)	4.03%	21%	$165,565
Year Ended 5/31/2024	$13.27	13.39%	1.75%	1.75% (c)	4.33%	36%	$169,308
Year Ended 5/31/2023	$12.27	(9.01% )	1.74%	1.74% (c)	4.33%	44%	$191,070
Year Ended 5/31/2022	$14.46	(1.41% )	1.73%	1.73%	3.30%	38%	$245,459
Year Ended 5/31/2021	$15.80	37.25%	1.75%	1.75%	3.40%	58%	$242,640
Year Ended 5/31/2020	$11.99	0.06%	1.76%	1.76%	4.20%	59%	$209,401
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$14.53	11.63%	0.74%	0.74% (c)	5.04%	21%	$673,836
Year Ended 5/31/2024	$13.36	14.42%	0.74%	0.74% (c)	5.33%	36%	$611,788
Year Ended 5/31/2023	$12.36	(8.06% )	0.74%	0.74% (c)	5.35%	44%	$666,294
Year Ended 5/31/2022	$14.56	(0.40% )	0.73%	0.73%	4.33%	38%	$734,226
Year Ended 5/31/2021	$15.90	38.60%	0.75%	0.75%	4.39%	58%	$573,637
Year Ended 5/31/2020	$12.06	1.07%	0.76%	0.76%	5.22%	59%	$426,343
Institutional 2 Class
Six Months Ended 11/30/2024 (Unaudited)	$14.72	11.65%	0.71%	0.71%	5.06%	21%	$33,196
Year Ended 5/31/2024	$13.53	14.53%	0.72%	0.72%	5.36%	36%	$31,637
Year Ended 5/31/2023	$12.50	(8.08% )	0.71%	0.71%	5.32%	44%	$39,047
Year Ended 5/31/2022	$14.72	(0.37% )	0.71%	0.71%	4.33%	38%	$64,534
Year Ended 5/31/2021	$16.06	38.70%	0.73%	0.73%	4.41%	58%	$58,024
Year Ended 5/31/2020	$12.17	1.10%	0.73%	0.73%	5.25%	59%	$29,105
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2024 (Unaudited)	$13.30	0.35	1.16	1.51	(0.36)	—	(0.36)
Year Ended 5/31/2024	$12.30	0.69	1.05	1.74	(0.74)	—	(0.74)
Year Ended 5/31/2023	$14.49	0.71	(1.84)	(1.13)	(0.71)	(0.35)	(1.06)
Year Ended 5/31/2022	$15.83	0.68	(0.71)	(0.03)	(0.68)	(0.63)	(1.31)
Year Ended 5/31/2021	$12.01	0.62	3.89	4.51	(0.69)	—	(0.69)
Year Ended 5/31/2020	$12.51	0.67	(0.54)	0.13	(0.63)	—	(0.63)
Class S
Six Months Ended 11/30/2024 (Unaudited)(e)	$14.09	0.10	0.34	0.44	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Rounds to zero.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2024 (Unaudited)	$14.45	11.57%	0.67%	0.67%	5.10%	21%	$23,425
Year Ended 5/31/2024	$13.30	14.58%	0.67%	0.67%	5.41%	36%	$21,976
Year Ended 5/31/2023	$12.30	(7.96% )	0.67%	0.67%	5.44%	44%	$22,443
Year Ended 5/31/2022	$14.49	(0.33% )	0.66%	0.66%	4.40%	38%	$23,010
Year Ended 5/31/2021	$15.83	38.70%	0.68%	0.68%	4.47%	58%	$17,878
Year Ended 5/31/2020	$12.01	1.16%	0.68%	0.68%	5.36%	59%	$14,621
Class S
Six Months Ended 11/30/2024 (Unaudited)(e)	$14.53	3.12%	0.78%	0.78%	4.87%	21%	$9,374
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements
November 30, 2024 (Unaudited)
Note 1. Organization
Columbia Flexible Capital Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions
Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.54% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2024 was 0.63% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
For the six months ended November 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.04 (a)
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class S	0.08

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2024, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,082,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	169,256
Class C	—	1.00 (b)	1,231

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2024 through September 30, 2025 (%)	Prior to October 1, 2024 (%)
Class A	1.07	1.13
Class C	1.82	1.88
Institutional Class	0.82	0.88
Institutional 2 Class	0.80	0.86
Institutional 3 Class	0.75	0.81
Class S	0.82	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,154,697,000	164,088,000	(55,143,000)	108,945,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at November 30, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the six months ended November 30, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(58,109,781)	(24,687,411)	(82,797,192)
Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $262,198,488 and $306,649,411, respectively, for the six months ended November 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2024.

Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Note 9. Significant risks
Convertible securities risk
Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and, including, for example, if the Fund is forced to sell investments in a down market.
Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At November 30, 2024, affiliated shareholders of record owned 34.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Flexible Capital Income Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Flexible Capital Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Flexible Capital Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Columbia Flexible Capital Income Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Flexible Capital Income Fund  | 2024

Columbia Flexible Capital Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR148_05_R01_(01/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	January 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	January 22, 2025